UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                     ---------

                         GAMCO Global Series Funds, Inc.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      During the first quarter of 2008, The GAMCO Global Convertible Securities Fund (the "Fund") was down 5.03%, while the UBS Global Convertible Index and Morgan Stanley Capital International ("MSCI") World Free Index declined 4.62% and 9.06%, respectively.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                                                                   Since
                                                                                                                 Inception
                                                           Quarter     1 Year     3 Year    5 Year    10 Year     (2/3/94)
                                                           -------     ------     ------    ------    -------    ---------
GAMCO GLOBAL CONVERTIBLE FUND CLASS AAA ................     (5.03)%    (6.14)%     5.40%     8.56%    4.91%       5.76%
Merrill Lynch Global 300 Convertible Index .............     (3.42)      2.64       8.78      9.52     6.61         N/A*
UBS Global Convertible Index ...........................     (4.62)      3.01       9.19     10.64     7.72        7.81
MSCI World Free Index ..................................     (9.06)     (3.25)      9.64     15.96     4.57        7.52
Class A ................................................     (5.23)     (6.14)      5.33      8.54     4.90        5.76
                                                            (10.68)(b) (11.54)(b)   3.27(b)   7.27(b)  4.29(b)     5.33(b)
Class B ................................................     (5.30)     (6.82)      4.60      7.76     4.36        5.37
                                                            (10.04)(c) (11.48)(c)   3.68(c)   7.46(c)  4.36        5.37
Class C ................................................     (5.20)     (6.78)      4.58      7.77     4.44        5.43
                                                             (6.14)(d)  (7.72)(d)   4.58      7.77     4.44        5.43
Class I ................................................     (5.04)     (6.14)      5.40      8.56     4.91        5.76

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.14%, 2.14%, 2.89%, 2.89%, AND 1.89%, RESPECTIVELY. THE NET EXPENSE RATIOS IN THE CURRENT PROSPECTUS FOR THESE SHARE CLASSES ARE 2.02%, 2.02%, 2.77%, 2.77%, AND 1.77%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

      THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MAY 2, 2001, MARCH 28, 2001, NOVEMBER 26, 2001, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE UBS GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
------------                                                      -------------

                CONVERTIBLE CORPORATE BONDS -- 71.9%

                AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
$    130,000    Standard Motor Products Inc., Sub. Deb. Cv.,
                  6.750%, 07/15/09 .............................  $     124,475
                                                                  -------------
                BROADCASTING -- 2.3%
     225,000    Citadel Broadcasting Co., Sub. Deb. Cv.,
                  1.875%, 02/15/11 .............................        192,094
                                                                  -------------
                BUSINESS SERVICES -- 3.8%
     100,000(a) Fugro NV, Cv.,
                  2.375%, 04/27/10 .............................        320,251
                                                                  -------------
                COMPUTER SOFTWARE AND SERVICES -- 11.0%
     200,000    EMC Corp., Cv.,
                  1.750%, 12/01/11 .............................        236,250
     300,000    Epicor Software Corp., Cv.,
                  2.375%, 05/15/27 .............................        264,375
     500,000    Midway Games Inc., Cv.,
                  6.000%, 09/30/25 .............................        413,750
                                                                  -------------
                                                                        914,375
                                                                  -------------
                CONSUMER PRODUCTS -- 7.8%
     200,000    Church & Dwight Co. Inc., Deb. Cv.,
                  5.250%, 08/15/33 .............................        355,000
     400,000    Lifetime Brands Inc., Cv.,
                  4.750%, 07/15/11 .............................        293,000
                                                                  -------------
                                                                        648,000
                                                                  -------------
                ELECTRONICS -- 5.4%
                Advanced Micro Devices Inc., Cv.,
     200,000      5.750%, 08/15/12 .............................        142,000
     200,000      6.000%, 05/01/15 (b) .........................        126,750
     400,000    Spansion Inc., Sub. Deb. Cv.,
                  2.250%, 06/15/16 (b) .........................        181,500
                                                                  -------------
                                                                        450,250
                                                                  -------------
                FINANCIAL SERVICES -- 9.1%
     400,000    CompuCredit Corp., Cv.,
                  3.625%, 05/30/25 .............................        167,000
     500,000    Franklin Bank Corp., Cv.,
                  4.000%, 05/01/27 .............................        410,000
     200,000(c) Givaudan Nederland Finance BV, Cv.,
                  5.375%, 03/01/10 .............................        181,744
                                                                  -------------
                                                                        758,744
                                                                  -------------
                HEALTH CARE -- 8.3%
     400,000    Advanced Medical Optics Inc., Sub. Deb. Cv.,
                  3.250%, 08/01/26 .............................        291,500
     200,000    Chemed Corp., Cv.,
                  1.875%, 05/15/14 .............................        166,250
     300,000    Nektar Therapeutics Sub. Deb.Cv.,
                  3.250%, 09/28/12 .............................        233,250
                                                                  -------------
                                                                        691,000
                                                                  -------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
------------                                                      -------------

                METALS AND MINING -- 8.2%
$    200,000    Newmont Mining Corp., Cv.,
                  1.625%, 07/15/17 .............................  $     245,250
     300,000    Vedanta Finance Jersey Ltd., Cv.,
                  4.600%, 02/21/26 .............................        442,125
                                                                  -------------
                                                                        687,375
                                                                  -------------
                RETAIL -- 5.0%
     500,000    Pier 1 Imports Inc., Cv. (STEP),
                  6.375%, 02/15/36 .............................        420,625
                                                                  -------------
                TELECOMMUNICATIONS -- 9.5%
  30,000,000(d) Softbank Corp., Cv.,
                  1.500%, 03/31/13 .............................        347,636
     500,000    XM Satellite Radio Holdings Inc., Cv.,
                  1.750%, 12/01/09 .............................        440,000
                                                                  -------------
                                                                        787,636
                                                                  -------------
                TOTAL CONVERTIBLE CORPORATE BONDS ..............      5,994,825
                                                                  -------------

   SHARES
------------

                CONVERTIBLE PREFERRED STOCKS -- 18.7%

                AUTOMOTIVE -- 3.0%
      15,000    General Motors Corp.,
                  6.250% Cv. Pfd., Ser. C ......................        247,500
                                                                  -------------
                BROADCASTING -- 0.9%
       3,000    Emmis Communications Corp.,
                  6.250% Cv. Pfd., Ser. A ......................         78,780
                                                                  -------------
                ENERGY AND UTILITIES -- 5.3%
       1,200    Chesapeake Energy Corp.,
                  4.50% Cv. Pfd ................................        139,872
       6,000    Goodrich Petroleum Corp.,
                  5.375% Cv. Pfd. ..............................        303,457
                                                                  -------------
                                                                        443,329
                                                                  -------------
                FINANCIAL SERVICES -- 3.3%
       2,000    Sovereign Capital Trust IV,
                  4.375% Cv. Pfd. ..............................         60,932
         300    Washington Mutual Inc.,
                  7.750% Cv. Pfd., Ser. R ......................        213,000
                                                                  -------------
                                                                        273,932
                                                                  -------------
                METALS AND MINING -- 3.4%
       2,000    Freeport-McMoRan Copper & Gold Inc.,
                  6.750% Cv. Pfd. ..............................        280,900
                                                                  -------------
                RETAIL -- 2.8%
         300    Blockbuster Inc.,
                  7.500% Cv. Pfd. ..............................        231,000
                                                                  -------------
                TOTAL CONVERTIBLE PREFERRED STOCKS .............      1,555,441
                                                                  -------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------

                COMMON STOCKS -- 6.0%

                BROADCASTING -- 1.2%
      10,000    Entercom Communications Corp., Cl. A ...........  $      99,300
                                                                  -------------
                ENERGY AND UTILITIES -- 3.1%
      15,000    Lamprell plc ...................................        119,078
       1,000    Transocean Inc.+ ...............................        135,201
                                                                  -------------
                                                                        254,279
                                                                  -------------
                EQUIPMENT AND SUPPLIES -- 0.6%
      15,000    Allen-Vanguard Corp.+ ..........................         49,978
                                                                  -------------
                METALS AND MINING -- 0.5%
      25,000    Imdex Ltd. .....................................         40,897
                                                                  -------------
                SPECIALTY CHEMICALS -- 0.6%
       2,000    Phosphate Holdings Inc. ........................         53,980
                                                                  -------------
                TOTAL COMMON STOCKS ............................        498,434
                                                                  -------------

  PRINCIPAL
   AMOUNT
------------

                U.S. GOVERNMENT OBLIGATIONS -- 3.4%

                U.S. TREASURY BILLS -- 3.4%
$    287,000    U.S. Treasury Bill, 1.254%++, 06/26/08 .........        286,133
                                                                  -------------
                TOTAL INVESTMENTS -- 100.0%
                  (Cost $8,941,756) ............................  $   8,334,833
                                                                  =============
                Aggregate book cost ............................  $   8,941,756
                                                                  =============
                Gross unrealized appreciation ..................  $     409,154
                Gross unrealized depreciation ..................     (1,016,077)
                                                                  -------------
                Net unrealized appreciation/depreciation .......  $    (606,923)
                                                                  =============

----------
(a)   Principal amount denoted in Euros.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $308,250 or 3.70% of total investments.

(c)   Principal amount denoted in Swiss Francs.

(d)   Principal amount denoted in Japanese Yen.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

STEP  Step coupon bond. The rate disclosed is that in effect at March 31, 2008.

                                                            % OF
                                                           MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                  VALUE      VALUE
--------------------------                                 ------   -----------
North America ..........................................     81.0%  $ 6,747,900
Europe .................................................     11.3       944,120
Japan ..................................................      4.2       347,636
Latin America ..........................................      1.6       135,201
Africa/Middle East .....................................      1.4       119,079
Asia Pacific ...........................................      0.5        40,897
                                                           ------   -----------
                                                            100.0%  $ 8,334,833
                                                           ======   ===========

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
      VALUATION INPUTS                                           (MARKET VALUE)
      ----------------                                           --------------
      Level 1 - Quoted Prices                                    $    2,178,350
      Level 2 - Other Significant Observable Inputs                   6,156,483
                                                                 --------------
      Total                                                      $    8,334,833
                                                                 ==============

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                     This page is intentionally left blank.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

MICRO-CAP

GAMCOWESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                         CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)
                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)
                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES
  OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT
      THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

            GAMCO Global Series Funds, Inc.
      THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND        GAMCO
                  One Corporate Center
                Rye, New York 10580-1422
                      800-GABELLI
                      800-422-3554
                   FAX: 914-921-5118
                WEBSITE: WWW.GABELLI.COM
                E-MAIL: INFO@GABELLI.COM
  Net Asset Value per share available daily by calling
              800-GABELLI after 6:00 P.M.

                   BOARD OF DIRECTORS

Mario J. Gabelli, CFA        John D. Gabelli
CHAIRMAN AND CHIEF           SENIOR VICE PRESIDENT
EXECUTIVE OFFICER            GABELLI & COMPANY, INC.      THE
GAMCO INVESTORS, INC.                                     GAMCO
                                                          GLOBAL
E. Val Cerutti               Werner J. Roeder, MD         CONVERTIBLE
CHIEF EXECUTIVE OFFICER      MEDICAL DIRECTOR             SECURITIES
CERUTTI CONSULTANTS, INC.    LAWRENCE HOSPITAL            FUND

Anthony J. Colavita          Anthonie C. van Ekris
ATTORNEY-AT-LAW              CHAIRMAN
ANTHONY J. COLAVITA, P.C.    BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara            Salvatore J. Zizza
FORMER CHAIRMAN AND          CHAIRMAN
CHIEF EXECUTIVE OFFICER      ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                        OFFICERS

Bruce N. Alpert              Peter D. Goldstein
PRESIDENT AND SECRETARY      CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                      DISTRIBUTOR

                Gabelli & Company, Inc.

     CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT

          State Street Bank and Trust Company

                     LEGAL COUNSEL

        Skadden, Arps, Slate, Meagher & Flom LLP

-------------------------------------------------------
This report is submitted for the general information of
the  shareholders  of  The  GAMCO  Global   Convertible
Securities  Fund. It is not authorized for distribution
to prospective investors unless preceded or accompanied   FIRST QUARTER REPORT
by an effective prospectus.                                     MARCH 31, 2008
-------------------------------------------------------
GAB441Q108SR

                          THE GAMCO GLOBAL GROWTH FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      During the first quarter of 2008, The GAMCO Global Growth Fund (the "Fund") was down 8.78%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Index and the Lipper Global Multi-Cap Core Fund Average each depreciated by 9.18% and 8.79%, respectively.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                                  AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                                  -------------------------------------------------                                Since
                                                                                                               Inception
                                                 Quarter      1 Year      3 Year      5 Year     10 Year        (2/7/94)
                                                ---------     -------     --------    -------    --------    --------------
GAMCO GLOBAL GROWTH FUND CLASS AAA ..........      (8.78)%      4.34%       11.46%     17.16%       6.25%         10.43%
MSCI AC World Index .........................      (9.18)      (0.68)       11.63      17.73        5.52           8.03
Lipper Global Multi-Cap Core Fund Average ...      (8.79)      (2.54)        9.67      15.34        5.21           8.17
Class A .....................................      (8.78)       4.35        11.46      17.15        6.26          10.44
                                                  (14.02)(b)   (1.65)(b)     9.28(b)   15.77(b)     5.63(b)        9.98(b)
Class B .....................................      (8.97)       3.55        10.63      16.27        5.64           9.99
                                                  (13.53)(c)   (1.45)(c)     9.81(c)   16.05(c)     5.64           9.99
Class C .....................................      (8.97)       3.56        10.61      16.27        5.61           9.96
                                                   (9.88)(d)    2.56(d)     10.61      16.27        5.61           9.96
Class I .....................................      (8.70)       4.42        11.49      17.18        6.25          10.43

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.78%, 1.78%, 2.53%, 2.53%, AND 1.53%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 2, 2000, MAY 5, 2000, MARCH 12, 2000, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     --------------
               COMMON STOCKS -- 99.9%
               AEROSPACE -- 2.9%
        5,000  General Dynamics Corp. .........................   $     416,850
        4,500  L-3 Communications Holdings Inc. ...............         492,030
        9,000  Rockwell Collins Inc. ..........................         514,350
       90,000  Rolls-Royce Group plc+ .........................         719,829
    8,064,000  Rolls-Royce Group plc, Cl. B ...................          16,004
        7,000  United Technologies Corp. ......................         481,740
                                                                  -------------
                                                                      2,640,803
                                                                  -------------
               AGRICULTURE -- 1.9%
       11,000  Monsanto Co. ...................................       1,226,500
        8,500  Syngenta AG, ADR ...............................         497,335
                                                                  -------------
                                                                      1,723,835
                                                                  -------------
               AUTOMOTIVE -- 0.9%
       10,000  Honda Motor Co. Ltd., ADR ......................         288,100
        5,000  Toyota Motor Corp., ADR ........................         504,450
                                                                  -------------
                                                                        792,550
                                                                  -------------
               BROADCASTING -- 0.3%
       25,000  British Sky Broadcasting Group plc .............         276,113
                                                                  -------------
               BUILDING AND CONSTRUCTION -- 0.7%
        5,000  CRH plc, Dublin ................................         190,082
        5,000  CRH plc, London ................................         190,082
        4,000  Fomento de Construcciones y Contratas SA .......         263,337
                                                                  -------------
                                                                        643,501
                                                                  -------------
               BUSINESS SERVICES -- 2.7%
       18,000  Jardine Matheson Holdings Ltd. .................         568,440
        3,000  MasterCard Inc., Cl. A .........................         668,970
       16,000  Secom Co. Ltd. .................................         776,886
        7,000  Visa Inc., Cl. A+ ..............................         436,520
                                                                  -------------
                                                                      2,450,816
                                                                  -------------
               CHEMICALS AND ALLIED PRODUCTS -- 0.5%
       50,000  Tokai Carbon Co. Ltd. ..........................         505,618
                                                                  -------------
               COMPUTER SOFTWARE AND SERVICES -- 7.0%
       13,000  Adobe Systems Inc.+ ............................         462,670
        3,600  Apple Inc.+ ....................................         516,600
       24,000  Cisco Systems Inc.+ ............................         578,160
       12,000  eBay Inc.+ .....................................         358,080
       35,000  EMC Corp.+ .....................................         501,900
        5,700  Google Inc., Cl. A+ ............................       2,510,679
       28,000  Microsoft Corp. ................................         794,640
        6,100  Research In Motion Ltd.+ .......................         684,603
                                                                  -------------
                                                                      6,407,332
                                                                  -------------
               CONSUMER PRODUCTS -- 4.1%
        4,000  Christian Dior SA ..............................         442,747
       10,314  Compagnie Financiere Richemont SA, Cl. A .......         578,481
        7,000  NIKE Inc., Cl. B ...............................         476,000

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------
        1,500  Nintendo Co. Ltd ...............................   $     773,475
        5,000  Polo Ralph Lauren Corp .........................         291,450
       11,000  Procter & Gamble Co ............................         770,770
        8,000  The Swatch Group AG ............................         410,835
                                                                  -------------
                                                                      3,743,758
                                                                  -------------
               DIVERSIFIED INDUSTRIAL -- 4.0%
       10,000  Bouygues SA ....................................         635,291
       11,000  Emerson Electric Co ............................         566,060
        3,900  Fluor Corp .....................................         550,524
       36,000  General Electric Co ............................       1,332,360
       10,000  ITT Corp .......................................         518,100
                                                                  -------------
                                                                      3,602,335
                                                                  -------------
               ELECTRONICS -- 2.6%
        3,700  Fanuc Ltd ......................................         351,886
       23,000  Intel Corp .....................................         487,140
        5,000  MEMC Electronic Materials Inc.+ ................         354,500
       19,000  NVIDIA Corp.+ ..................................         376,010
       13,000  Texas Instruments Inc ..........................         367,510
       14,000  Trimble Navigation Ltd.+ .......................         400,260
                                                                  -------------
                                                                      2,337,306
                                                                  -------------
               ENERGY AND UTILITIES -- 19.2%
       12,000  Apache Corp ....................................       1,449,840
          700  Areva SA .......................................         761,434
       13,500  Canadian Natural Resources Ltd .................         921,510
       20,000  Chesapeake Energy Corp .........................         923,000
        5,672  Devon Energy Corp ..............................         591,760
       10,000  EnCana Corp ....................................         757,500
        3,300  First Solar Inc.+ ..............................         762,762
        9,000  Hess Corp ......................................         793,620
        6,900  Imperial Oil Ltd. ..............................         361,654
        9,500  McDermott International Inc.+ ..................         520,790
       11,000  Murphy Oil Corp ................................         903,540
       11,000  National Oilwell Varco Inc.+ ...................         642,180
       15,000  Noble Corp .....................................         745,050
       13,000  Occidental Petroleum Corp ......................         951,210
       10,000  Petroleo Brasileiro SA, ADR ....................       1,021,100
       10,000  Saipem SpA .....................................         404,793
        5,000  Schlumberger Ltd ...............................         435,000
       10,900  Suncor Energy Inc ..............................       1,050,215
        9,300  SunPower Corp., Cl. A+ .........................         692,943
        5,897  Transocean Inc.+ ...............................         797,274
       10,000  Vestas Wind Systems A/S+ .......................       1,092,434
       15,000  XTO Energy Inc .................................         927,900
                                                                  -------------
                                                                     17,507,509
                                                                  -------------
               ENTERTAINMENT -- 1.4%
       11,900  Viacom Inc., Cl. B+ ............................         471,478
       20,180  Vivendi ........................................         788,518
                                                                  -------------
                                                                      1,259,996
                                                                  -------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------
               COMMON STOCKS (CONTINUED)
               ENVIRONMENTAL SERVICES -- 1.0%
       12,500  Veolia Environnement ...........................   $     871,473
                                                                  -------------
               EQUIPMENT AND SUPPLIES -- 1.6%
        5,500  Canon Inc.......................................         253,260
        3,900  Keyence Corp....................................         896,750
       11,000  Nikon Corp......................................         292,988
                                                                  -------------
                                                                      1,442,998
                                                                  -------------
               EXCHANGE TRADED FUNDS -- 4.9%
       15,500  iShares MSCI Emerging Markets Index Fund .......       2,082,890
       25,500  Vanguard Emerging Markets ETF ..................       2,397,000
                                                                  -------------
                                                                      4,479,890
                                                                  -------------
               FINANCIAL SERVICES -- 7.5%
        3,500  Allianz SE .....................................         693,358
       30,000  Australia & New Zealand Banking Group Ltd.......         618,254
        1,533  China Life Insurance Co. Ltd., ADR .............          79,808
          500  CME Group Inc...................................         234,550
        4,500  IntercontinentalExchange Inc.+ .................         587,250
        7,400  Julius Baer Holding Ltd. AG ....................         545,444
        8,200  Royal Bank of Canada ...........................         383,058
       42,700  Standard Chartered plc .........................       1,459,293
       10,000  T. Rowe Price Group Inc.........................         500,000
       19,000  The Charles Schwab Corp.........................         357,770
        6,250  Toronto-Dominion Bank ..........................         373,557
       44,500  Westpac Banking Corp............................         965,879
                                                                  -------------
                                                                      6,798,221
                                                                  -------------
               FOOD AND BEVERAGE -- 9.4%
       33,000  Ajinomoto Co. Inc...............................         334,370
       51,300  Cadbury Schweppes plc ..........................         563,529
       25,494  Coca-Cola Hellenic Bottling Co. SA .............       1,187,340
       90,000  Davide Campari-Milano SpA ......................         873,131
       60,500  Diageo plc .....................................       1,219,918
       12,000  Groupe Danone ..................................       1,073,049
        3,000  Nestle SA ......................................       1,499,094
        7,600  PepsiCo Inc.....................................         548,720
        9,030  Pernod-Ricard SA ...............................         928,932
       46,000  Tesco plc ......................................         346,002
                                                                  -------------
                                                                      8,574,085
                                                                  -------------
               HEALTH CARE -- 8.7%
        3,500  Alcon Inc.......................................         497,875
        8,700  Genentech Inc.+ ................................         706,266
       10,800  Gilead Sciences Inc.+ ..........................         556,524
       16,000  Hisamitsu Pharmaceutical Co. Inc................         582,665
       12,000  Novo Nordisk A/S, ADR ..........................         830,880
        4,300  Roche Holding AG ...............................         809,254
       13,000  St. Jude Medical Inc.+ .........................         561,470
        2,400  Straumann Holding AG ...........................         685,127
       11,300  Stryker Corp....................................         735,065
        4,800  Synthes Inc.....................................         671,352

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     --------------
       10,000  Takeda Pharmaceutical Co. Ltd...................   $     500,602
       10,000  Zimmer Holdings Inc.+ ..........................         778,600
                                                                  -------------
                                                                      7,915,680
                                                                  -------------
               HOTELS AND GAMING -- 1.3%
       36,000  Crown Ltd.+ ....................................         345,455
       31,053  InterContinental Hotels Group plc ..............         468,380
       61,803  Ladbrokes plc ..................................         381,769
                                                                  -------------
                                                                      1,195,604
                                                                  -------------
               MACHINERY -- 0.4%
        5,000  Deere & Co......................................         402,200
                                                                  -------------
               METALS AND MINING -- 4.4%
        6,950  Anglo American plc .............................         417,659
        6,000  BHP Billiton plc ...............................         178,022
       10,400  Companhia Vale do Rio Doce, ADR ................         360,256
       13,500  Freeport-McMoRan Copper & Gold Inc..............       1,298,970
        6,000  Lonmin plc .....................................         365,689
        5,228  Peabody Energy Corp.............................         266,628
        6,300  Rio Tinto plc ..................................         654,294
        6,866  Xstrata plc ....................................         480,608
                                                                  -------------
                                                                      4,022,126
                                                                  -------------
               PUBLISHING -- 0.4%
       20,000  News Corp., Cl. B ..............................         380,800
                                                                  -------------
               RETAIL -- 4.9%
       11,000  Coach Inc.+ ....................................         331,650
        5,000  Costco Wholesale Corp...........................         324,850
       10,000  CVS Caremark Corp...............................         405,100
        9,150  Hennes & Mauritz AB, Cl. B .....................         562,073
        9,000  J. Crew Group Inc.+ ............................         397,530
       10,000  Next plc .......................................         226,050
        9,000  Nordstrom Inc...................................         293,400
       10,000  Starbucks Corp.+ ...............................         175,000
       10,000  Tiffany & Co....................................         418,400
        7,000  Under Armour Inc., Cl. A+ ......................         256,200
       39,100  Woolworths Ltd..................................       1,036,272
                                                                  -------------
                                                                      4,426,525
                                                                  -------------
               TELECOMMUNICATIONS -- 7.2%
       22,500  America Movil SAB de CV, Cl. L, ADR ............       1,433,025
       19,000  AT&T Inc........................................         727,700
       12,000  China Mobile Ltd., ADR .........................         900,120
       17,000  Corning Inc.....................................         408,680
        7,600  Harris Corp.....................................         368,828
           85  KDDI Corp.......................................         519,312
       30,000  Rogers Communications Inc., Cl. B ..............       1,077,600
       12,000  Verizon Communications Inc......................         437,400
       22,000  Vodafone Group plc, ADR ........................         649,220
                                                                  -------------
                                                                      6,521,885
                                                                  -------------
               TOTAL COMMON STOCKS ............................      90,922,959
                                                                  -------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
-------------                                                     -------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.1%
$     131,000  U.S. Treasury Bill, 1.261%++, 06/26/08 .........   $     130,604
                                                                  -------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $74,680,434) ..........................   $  91,053,563
                                                                  =============
               Aggregate book cost ............................   $  74,680,434
                                                                  =============
               Gross unrealized appreciation ..................   $  19,513,434
               Gross unrealized depreciation ..................      (3,140,305)
                                                                  -------------
               Net unrealized appreciation/depreciation .......   $  16,373,129
                                                                  =============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                                        % OF
                                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION                              VALUE         VALUE
--------------------------------------------------   -----------   -------------
North America ....................................          53.7%  $  48,911,701
Europe ...........................................          28.3      25,734,778
Japan ............................................           7.2       6,580,361
Latin America ....................................           6.5       5,880,935
Asia/Pacific .....................................           4.3       3,945,788
                                                     -----------   -------------
                                                           100.0%  $  91,053,563
                                                     ===========   =============

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                             INVESTMENTS IN
                                                               SECURITIES
    VALUATION INPUTS                                         (MARKET VALUE)
    ----------------                                         --------------
    Level 1 - Quoted Prices                                   $ 90,922,959
    Level 2 - Other Significant Observable Inputs                  130,604
                                                              ------------
    Total                                                     $ 91,053,563
                                                              ============

THE GAMCO GLOBAL GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $45,500,209, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                GAMCO Global Series Funds, Inc.                     GAMCO
                 THE GAMCO GLOBAL GROWTH FUND
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                       FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
     Net Asset Value per share available daily by calling
                  800-GABELLI after 6:00 P.M.

                      BOARD OF DIRECTORS

Mario J. Gabelli, CFA          John D. Gabelli
CHAIRMAN AND CHIEF             SENIOR VICE PRESIDENT
EXECUTIVE OFFICER              GABELLI & COMPANY, INC.           THE
GAMCO INVESTORS, INC.                                            GAMCO
                                                                 GLOBAL
E. Val Cerutti                 Werner J. Roeder, MD              GROWTH
CHIEF EXECUTIVE OFFICER        MEDICAL DIRECTOR                  FUND
CERUTTI CONSULTANTS, INC.      LAWRENCE HOSPITAL

Anthony J. Colavita            Anthonie C. van Ekris
ATTORNEY-AT-LAW                CHAIRMAN
ANTHONY J. COLAVITA, P.C.      BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara              Salvatore J. Zizza
FORMER CHAIRMAN AND            CHAIRMAN
CHIEF EXECUTIVE OFFICER        ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                           OFFICERS

Bruce N. Alpert                Peter D. Goldstein
PRESIDENT AND SECRETARY        CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders  of  The  GAMCO  Global  Growth  Fund.  It is not
authorized for  distribution to prospective  investors  unless    FIRST QUARTER REPORT
preceded or accompanied by an effective prospectus.                     MARCH 31, 2008
--------------------------------------------------------------
GAB442Q108SR

                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      During the first quarter of 2008, The GAMCO Global Opportunity Fund (the "Fund") was down 9.03%, while the Morgan Stanley Capital International ("MSCI") All Country ("AC") World Index and the Lipper Global Multi-Cap Growth Fund Average declined 9.18% and 10.33%, respectively.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                                      -------------------------------------------------

                                                                                                                     Since
                                                                                                                   Inception
                                                                     Quarter      1 Year      3 Year     5 Year    (5/11/98)
                                                                     -------     -------      ------     ------    ---------
GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA ..........................     (9.03)%     (0.89)%     11.36%     18.54%     8.75%
MSCI AC World Index...............................................     (9.18)      (0.68)      11.63      17.73      5.47
Lipper Global Multi-Cap Growth Fund Average ......................    (10.33)       0.85       11.67      17.39      5.79
Class A ..........................................................     (9.06)      (0.86)      11.39      18.57      8.76
                                                                      (14.28)(b)   (6.56)(b)    9.21(b)   17.17(b)   8.11(b)
Class B ..........................................................     (9.21)      (1.64)      10.54      17.66      8.16
                                                                      (13.75)(c)   (6.55)(c)    9.71(c)   17.45(c)   8.16
Class C ..........................................................     (9.24)      (1.82)      10.45      18.00      8.59
                                                                      (10.15)(d)   (2.80)(d)   10.45      18.00      8.59
Class I ..........................................................     (8.98)      (0.83)      11.38      18.56      8.76

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.95%, 1.95%, 2.70%, 2.70%, AND 1.70%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

      THE CLASS AAA SHARE NET ASSET VALUES (NAV) PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 12, 2000, AUGUST 16, 2000, NOVEMBER 23, 2001, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                             VALUE
---------                                                       ---------------
            COMMON STOCKS -- 99.1%

            AEROSPACE -- 4.4%
    3,000   L-3 Communications Holdings Inc. ................   $       328,020
    5,500   Lockheed Martin Corp. ...........................           546,150
                                                                ---------------
                                                                        874,170
                                                                ---------------
            AGRICULTURE -- 0.7%
      500   Syngenta AG .....................................           146,511
                                                                ---------------
            AVIATION: PARTS AND SERVICES -- 2.6%
    5,000   Precision Castparts Corp. .......................           510,400
                                                                ---------------
            BROADCASTING -- 2.3%
   20,000   Mediaset SpA ....................................           185,030
    4,000   Modern Times Group MTG AB, Cl. B ................           278,701
                                                                ---------------
                                                                        463,731
                                                                ---------------
            BUILDING AND CONSTRUCTION -- 2.5%
    4,125   CRH plc, Dublin .................................           156,818
    9,000   CRH plc, London .................................           342,148
                                                                ---------------
                                                                        498,966
                                                                ---------------
            CABLE AND SATELLITE -- 0.8%
    7,000   Cablevision Systems Corp., Cl. A+ ...............           150,010
                                                                ---------------
            COMPUTER SOFTWARE AND SERVICES -- 4.9%
    5,000   eBay Inc.+ ......................................           149,200
      800   Google Inc., Cl. A+ .............................           352,376
   10,500   Microsoft Corp. .................................           297,990
    5,000   Square Enix Co. Ltd. ............................           174,559
                                                                ---------------
                                                                        974,125
                                                                ---------------
            CONSUMER PRODUCTS -- 11.6%
    5,000   British American Tobacco plc ....................           187,648
    4,000   Christian Dior SA ...............................           442,746
   11,000   Compagnie Financiere Richemont SA, Cl. A ........           616,957
    4,000   Fortune Brands Inc. .............................           278,000
       25   Japan Tobacco Inc. ..............................           125,150
    4,000   Procter & Gamble Co. ............................           280,280
    7,000   UST Inc. ........................................           381,640
                                                                ---------------
                                                                      2,312,421
                                                                ---------------
            DIVERSIFIED INDUSTRIAL -- 4.3%
    6,000   Bouygues SA .....................................           381,175
    9,500   General Electric Co. ............................           351,595
   10,000   Swire Pacific Ltd., Cl. A .......................           112,815
                                                                ---------------
                                                                        845,585
                                                                ---------------
            ELECTRONICS -- 1.1%
    1,000   Fanuc Ltd. ......................................            95,104
      500   Keyence Corp. ...................................           114,968
                                                                ---------------
                                                                        210,072
                                                                ---------------

                                                                     MARKET
 SHARES                                                              VALUE
---------                                                       ---------------
            ENERGY AND UTILITIES -- 16.7%
    7,000   Connecticut Water Service Inc. ..................   $       165,690
    5,000   Galp Energia SGPS SA, Cl. B .....................           119,275
    6,600   Imperial Oil Ltd. ...............................           345,930
   15,000   Lamprell plc ....................................           119,078
    9,000   Mueller Water Products Inc., Cl. B ..............            70,920
    6,000   Petroleo Brasileiro SA, ADR .....................           612,660
   10,000   Saipem SpA ......................................           404,793
    7,200   Schlumberger Ltd. ...............................           626,400
    3,000   Suncor Energy Inc. ..............................           289,050
   20,000   Tokai Carbon Co. Ltd. ...........................           202,247
    2,798   Transocean Inc.+ ................................           378,290
                                                                ---------------
                                                                      3,334,333
                                                                ---------------
            FINANCIAL SERVICES -- 4.8%
    8,750   Julius Baer Holding Ltd. AG .....................           644,950
   10,000   Kinnevik Investment AB, Cl. B ...................           189,756
    7,000   Schroders plc ...................................           130,311
                                                                ---------------
                                                                        965,017
                                                                ---------------
            FOOD AND BEVERAGE -- 8.9%
   19,000   Cadbury Schweppes plc ...........................           208,715
    6,000   Cermaq ASA ......................................            75,996
    5,000   General Mills Inc. ..............................           299,400
    5,000   Heineken Holding NV .............................           251,417
    5,000   PepsiCo Inc. ....................................           361,000
    4,000   Pernod-Ricard SA ................................           411,487
    2,600   Remy Cointreau SA ...............................           174,863
                                                                ---------------
                                                                      1,782,878
                                                                ---------------
            HEALTH CARE -- 13.6%
    6,000   Cochlear Ltd. ...................................           299,942
    6,000   Novartis AG .....................................           307,522
    2,000   Novo Nordisk A/S, ADR ...........................           138,480
    3,500   Roche Holding AG ................................           658,695
    5,000   St. Jude Medical Inc.+ ..........................           215,950
    1,200   Straumann Holding AG ............................           342,564
    2,500   Synthes Inc. ....................................           349,663
    3,200   Takeda Pharmaceutical Co. Ltd. ..................           160,192
    3,000   William Demant Holding A/S+ .....................           239,764
                                                                ---------------
                                                                      2,712,772
                                                                ---------------
            HOTELS AND GAMING -- 3.0%
   20,000   Crown Ltd.+ .....................................           191,919
    8,392   InterContinental Hotels Group plc ...............           126,579
   15,000   Ladbrokes plc ...................................            92,658
  100,000   Mandarin Oriental International Ltd. ............           189,000
                                                                ---------------
                                                                        600,156
                                                                ---------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
 SHARES                                                              VALUE
---------                                                       ---------------
            COMMON STOCKS (CONTINUED)

            MACHINERY -- 3.9%
    3,000   Bobst Group AG ..................................   $       232,454
    4,500   CNH Global NV ...................................           234,135
    4,000   Outotec Oyj .....................................           212,816
    1,000   SMC Corp. .......................................           105,438
                                                                ---------------
                                                                        784,843
                                                                ---------------
            METALS AND MINING -- 10.1%
   25,000   Alumina Ltd. ....................................           130,231
   58,630   Antofagasta plc .................................           815,679
   43,000   Gold Fields Ltd., ADR ...........................           594,690
   24,000   Harmony Gold Mining Co. Ltd., ADR+ ..............           284,160
      350   Patriot Coal Corp.+ .............................            16,440
    3,500   Peabody Energy Corp. ............................           178,500
                                                                ---------------
                                                                      2,019,700
                                                                ---------------
            TELECOMMUNICATIONS -- 0.9%
    2,300   Telephone & Data Systems Inc. ...................            90,321
    2,300   Telephone & Data Systems Inc., Special ..........            85,790
                                                                ---------------
                                                                        176,111
                                                                ---------------
            WIRELESS COMMUNICATIONS -- 2.0%
   10,000   China Mobile Ltd. ...............................           148,792
    4,500   United States Cellular Corp.+ ...................           247,500
                                                                ---------------
                                                                        396,292
                                                                ---------------
            TOTAL COMMON STOCKS .............................        19,758,093
                                                                ---------------

PRINCIPAL                                                           MARKET
 AMOUNT                                                              VALUE
---------                                                       ---------------
            CORPORATE BONDS -- 0.0%

            TELECOMMUNICATIONS -- 0.0%
$ 200,000   Williams Communications Group Inc., Escrow,
               10.875%, 10/01/09+ (a) .......................   $             0
                                                                ---------------
            U.S. GOVERNMENT OBLIGATIONS -- 0.9%
  181,000   U.S. Treasury Bills, 1.203%++, 09/04/08 .........           179,863
                                                                ---------------
            TOTAL INVESTMENTS -- 100.0%
               (Cost $13,131,801) ...........................   $    19,937,956
                                                                ===============
            Aggregate book cost .............................   $    13,131,801
                                                                ===============
            Gross unrealized appreciation ...................   $     7,348,452
            Gross unrealized depreciation ...................          (542,297)
                                                                ---------------
            Net unrealized appreciation/depreciation ........   $     6,806,155
                                                                ===============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of the fair valued security amounted to $0 or 0.00% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                                         % OF
                                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION                              VALUE         VALUE
--------------------------                            --------   ---------------
Europe ............................................      43.9%   $     8,750,643
North America .....................................      32.7          6,521,677
Latin America .....................................       9.1          1,806,350
South Africa/Middle East ..........................       5.0            997,928
Japan .............................................       4.9            977,658
Asia/Pacific ......................................       4.4            883,700
                                                      -------    ---------------
                                                        100.0%   $    19,937,956
                                                      =======    ===============

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
      VALUATION INPUTS                                           (MARKET VALUE)
      ----------------------------------------------            ---------------
      Level 1 - Quoted Prices                                   $    19,758,093
      Level 2 - Other Significant Observable Inputs                     179,863
      Level 3 - Significant Unobservable Inputs                               0
                                                                ---------------
      Total                                                     $    19,937,956
                                                                ===============

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                 (MARKET VALUE)
                                                                 --------------
      BALANCE AS OF 12/31/07                                         $   0
      Accrued discounts/premiums                                        --
      Realized gain (loss)                                              --
      Change in unrealized appreciation/depreciation                    --
      Net purchases (sales)                                             --
      Transfers in and/or out of Level 3                                --
                                                                     -----
      BALANCE AS OF 3/31/08                                          $   0
                                                                     =====

2. TAX INFORMATION. At December 31, 2007, The Fund had net capital loss carryforwards for federal income tax purposes of $3,294,031, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity  securities  of  foreign  issuers  with  long-term
capital   appreciation    potential.    The   Fund   offers   investors   global
diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE

                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to  provide a high level of current  income as well as  long-term  capital
appreciation  by  investing  in  income   producing   equity  and  fixed  income
securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                        THE GAMCO GLOBAL OPPORTUNITY FUND            GAMCO
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                            BOARD OF DIRECTORS

Mario J. Gabelli, CFA                    John D. Gabelli
CHAIRMAN AND CHIEF                       SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                        GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                           Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                  MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                LAWRENCE HOSPITAL

Anthony J. Colavita                      Anthonie C. van Ekris
ATTORNEY-AT-LAW                          CHAIRMAN
ANTHONY J. COLAVITA, P.C.                BALMAC INTERNATIONAL, INC.  THE
                                                                     GAMCO
Arthur V. Ferrara                        Salvatore J. Zizza          GLOBAL
FORMER CHAIRMAN AND                      CHAIRMAN                    OPPORTUNITY
CHIEF EXECUTIVE OFFICER                  ZIZZA & CO., LTD.           FUND
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                 OFFICERS

Bruce N. Alpert                          Peter D. Goldstein
PRESIDENT AND SECRETARY                  CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

-------------------------------------------------------
This report is submitted for the general information of
the shareholders of The GAMCO Global  Opportunity Fund.
It is not  authorized for  distribution  to prospective
investors   unless   preceded  or   accompanied  by  an              FIRST QUARTER REPORT
effective prospectus.                                                      MARCH 31, 2008
-------------------------------------------------------
GAB403Q108SR

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      During the first quarter of 2008, The GAMCO Global Telecommunications Fund (the "Fund") was down 14.77%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Telecommunication Services Index declined 13.84% and the MSCI AC World Index dropped 9.18%.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                    AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                                    --------------------------------------------------

                                                                                                               Since
                                                                                                             Inception
                                                       Quarter     1 Year     3 Year    5 Year    10 Year    (11/1/93)
                                                       -------     ------     ------    ------    -------    ---------
GAMCO GLOBAL TELECOMMUNICATIONS FUND
   CLASS AAA .......................................    (14.77)%    (3.67)     11.69%    19.14%      7.33%       10.12%
MSCI AC World Telecommunication Services Index .....    (13.84)      6.29      14.99     19.01        N/A*         N/A*
MSCI AC World Index ................................     (9.18)     (0.68)     11.63     17.73       5.52         8.36
Class A ............................................    (14.78)     (3.64)     11.71     19.16       7.34        10.13
                                                        (19.68)(b)  (9.18)(b)   9.53(b)  17.76(b)    6.71(b)      9.68(b)
Class B ............................................    (14.92)     (4.42)     10.84     18.25       6.71         9.68
                                                        (19.17)(c)  (9.20)(c)  10.02(c)  18.04(c)    6.71         9.68
Class C ............................................    (14.94)     (4.46)     10.82     18.24       6.70         9.68
                                                        (15.79)(d)  (5.41)(d)  10.82     18.24       6.70         9.68
Class I ............................................    (14.73)     (3.63)     11.71     19.15       7.33        10.13

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.56%, 1.56%, 2.31%, 2.31%, AND 1.31%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

      THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 12, 2000, MARCH 13, 2000, JUNE 2, 2000, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC WORLD INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* INFORMATION FOR THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX IS NOT AVAILABLE WITH DIVIDENDS PRIOR TO AUGUST 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

--------------------------------------------------------------------------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------

              COMMON STOCKS -- 99.4%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 46.4%
              ASIA/PACIFIC -- 5.3%
      24,900  Asia Satellite Telecommunications
                 Holdings Ltd., ADR ............................  $     471,584
     170,000  First Pacific Co. Ltd. ...........................        112,057
      20,000  First Pacific Co. Ltd., ADR ......................         65,914
           1  Hanarotelecom Inc., ADR+ .........................             11
      10,000  KT Corp., ADR ....................................        237,500
      20,000  Orascom Telecom Holding SAE, GDR .................      1,381,178
       2,000  Pakistan Telecommunications Co. Ltd., GDR (a) ....        144,828
     100,000  PCCW Ltd. ........................................         62,961
      68,000  Philippine Long Distance Telephone Co., ADR ......      4,519,280
      18,360  PT Telekomunikasi Indonesia, ADR .................        770,018
     874,000  Singapore Telecommunications Ltd. ................      2,482,720
      35,555  Telecom Corp. of New Zealand Ltd., ADR ...........        528,703
     375,000  Telekom Malaysia Berhad ..........................      1,242,770
      13,000  Telkom SA Ltd. ...................................        210,308
       2,400  Telstra Corp. Ltd., ADR ..........................         48,199
       8,075  Thai Telephone & Telecom, GDR+ (a)(b) ............            565
   1,000,000  True Corp. Public Co. Ltd.+ ......................        173,098
                                                                  -------------
                                                                     12,451,694
                                                                  -------------
              EUROPE -- 22.3%
      39,000  BT Group plc, ADR ................................      1,680,900
     300,000  Cable & Wireless plc .............................        886,538
       8,960  Colt Telecom Group SA+ ...........................         29,697
     470,000  Deutsche Telekom AG, ADR .........................      7,792,600
     145,000  Elisa Oyj ........................................      3,621,509
      38,000  France Telecom SA, ADR ...........................      1,276,040
       5,507  Hellenic Telecommunications Organization SA ......        156,322
      36,000  Hellenic Telecommunications Organization
                 SA, ADR .......................................        507,240
      20,000  Hungarian Telephone & Cable Corp.+ ...............        347,000
         500  Magyar Telekom Telecommunications plc, ADR .......         12,250
      70,000  Maroc Telecom ....................................      1,884,246
      70,000  Neuf Cegetel .....................................      3,897,791
     100,000  Portugal Telecom SGPS SA .........................      1,161,965
      60,000  Portugal Telecom SGPS SA, ADR ....................        694,200
      11,000  Rostelecom, ADR ..................................        792,000
      55,000  Royal KPN NV, ADR ................................        930,050
      93,000  Sistema JSFC, GDR ................................      2,985,300
      95,000  Swisscom AG, ADR .................................      3,268,161
   2,000,000  Telecom Italia SpA ...............................      4,183,704
      25,000  Telecom Italia SpA, ADR ..........................        522,250
     100,000  Telefonica SA, ADR ...............................      8,651,000
       6,361  Telefonica SA, BDR ...............................        181,256
     100,000  Telekom Austria AG ...............................      2,066,592
      15,000  Telenor ASA+ .....................................        287,195
     645,000  TeliaSonera AB ...................................      5,177,933
                                                                  -------------
                                                                     52,993,739
                                                                  -------------
              JAPAN -- 0.6%
         237  Nippon Telegraph & Telephone Corp. ...............      1,022,371
      22,000  Nippon Telegraph & Telephone Corp., ADR ..........        476,960
                                                                  -------------
                                                                      1,499,331
                                                                  -------------

   SHARES/                                                            MARKET
    UNITS                                                             VALUE
------------                                                      -------------

              LATIN AMERICA -- 5.1%
      33,250  Atlantic Tele-Network Inc. .......................  $   1,124,847
      12,000  Brasil Telecom Participacoes SA, ADR .............        785,520
          44  Brasil Telecom SA, Preference ....................            478
  17,415,054  Cable & Wireless Jamaica Ltd. ....................        191,658
     147,000  Compania de Telecomunicaciones de Chile SA, ADR ..      1,249,500
       1,000  Maxcom Telecomunicaciones SAB de CV, ADR+ ........         11,560
      25,693  Tele Norte Leste Participacoes SA, ADR ...........        681,892
     189,000  Telecom Argentina SA, ADR+ .......................      4,003,020
      55,000  Telefonica de Argentina SA, ADR+ .................        642,950
      84,000  Telefonos de Mexico SAB de CV, Cl. L, ADR ........      3,158,400
       3,355  Telemar Norte Leste SA, Preference, Cl. A ........        174,069
                                                                  -------------
                                                                     12,023,894
                                                                  -------------
              NORTH AMERICA -- 13.1%
     158,000  AT&T Inc. ........................................      6,051,400
      47,836  Bell Aliant Regional Communications
                 Income Fund ...................................      1,397,634
      39,371  Bell Aliant Regional Communications
                 Income Fund (a)(b)(c) .........................      1,180,736
      23,000  CenturyTel Inc. ..................................        764,520
     740,000  Cincinnati Bell Inc.+ ............................      3,152,400
      30,000  Citizens Communications Co. ......................        314,700
       3,289  Consolidated Communications Holdings Inc. ........         49,763
      10,000  Covad Communications Group Inc.+ .................          9,700
      90,060  D&E Communications Inc. ..........................        801,534
      10,000  E.Spire Communications Inc.+ .....................              3
       3,230  EarthLink Inc.+ ..................................         24,386
      20,000  Embarq Corp. .....................................        802,000
      95,000  FairPoint Communications Inc. ....................        856,900
      80,000  General Communication Inc., Cl. A+ ...............        491,200
         800  Lexcom Inc., Cl. B, Non-Voting+ ..................         50,800
      10,000  Manitoba Telecom Services Inc. ...................        381,509
      22,422  McLeodUSA Inc., Cl. A+ ...........................            110
     130,000  McLeodUSA Inc., Cl. A, Escrow+ (c) ...............              0
      23,000  New Ulm Telecom Inc. .............................        247,250
      20,000  NorthPoint Communications Group Inc.+ ............             12
     160,000  Price Communications Corp., Escrow+ (c) ..........              0
     290,000  Qwest Communications International Inc. ..........      1,313,700
      33,000  Shenandoah Telecommunications Co. ................        489,720
      45,000  TELUS Corp. ......................................      1,959,667
      33,057  TELUS Corp., Non-Voting ..........................      1,392,874
      11,943  TELUS Corp., Non-Voting, ADR .....................        499,815
     115,000  Time Warner Telecom Inc., Cl. A+ .................      1,781,350
     183,520  Verizon Communications Inc. ......................      6,689,304
      40,000  Windstream Corp. .................................        478,000
                                                                  -------------
                                                                     31,180,987
                                                                  -------------
              TOTAL DIVERSIFIED
                 TELECOMMUNICATIONS SERVICES ...................    110,149,645
                                                                  -------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------

              COMMON STOCKS (CONTINUED)
              WIRELESS TELECOMMUNICATIONS SERVICES -- 32.9%
              ASIA/PACIFIC -- 4.1%
      76,000  China Mobile Ltd., ADR ...........................  $   5,700,760
      73,000  China Unicom Ltd., ADR ...........................      1,552,710
         666  Hutchison Telecommunications International Ltd. ..            950
       8,000  PT Indosat Tbk, ADR ..............................        306,480
     100,000  SK Telecom Co. Ltd., ADR .........................      2,161,000
                                                                  -------------
                                                                      9,721,900
                                                                  -------------
              EUROPE -- 9.2%
      55,000  Bouygues SA ......................................      3,494,104
      24,000  Millicom International Cellular SA+ ..............      2,269,200
         800  Mobile TeleSystems OJSC, ADR .....................         60,680
      90,000  Turkcell Iletisim Hizmet A/S, ADR ................      1,880,100
     260,000  Vimpel-Communications, ADR .......................      7,771,400
     125,000  Vivendi ..........................................      4,884,277
      54,000  Vodafone Group plc, ADR ..........................      1,593,540
                                                                  -------------
                                                                     21,953,301
                                                                  -------------
              JAPAN -- 3.1%
         600  KDDI Corp. .......................................      3,665,730
       2,400  NTT DoCoMo Inc. ..................................      3,635,634
                                                                  -------------
                                                                      7,301,364
                                                                  -------------
              LATIN AMERICA -- 5.2%
     180,000  America Movil SAB de CV, Cl. L, ADR ..............     11,464,200
      17,500  Grupo Iusacell SA de CV+ .........................        200,606
         460  Tele Norte Celular Participacoes SA, ADR .........          7,866
       1,150  Telemig Celular Participacoes SA, ADR ............         65,159
      14,900  Tim Participacoes SA, ADR ........................        481,121
       3,020  Vivo Participacoes SA+ ...........................         21,513
      23,976  Vivo Participacoes SA, ADR+ ......................        142,897
      13,024  Vivo Participacoes SA, Preference+ ...............         77,267
                                                                  -------------
                                                                     12,460,629
                                                                  -------------
              NORTH AMERICA -- 11.3%
      40,000  Centennial Communications Corp.+ .................        236,400
      45,000  Clearwire Corp., Cl. A+ ..........................        666,450
       2,000  Leap Wireless International Inc.+ ................         93,200
      14,000  MetroPCS Communications Inc.+ ....................        238,000
      75,000  Nextwave Wireless Inc.+ ..........................        378,750
     255,000  Rogers Communications Inc., Cl. B ................      9,159,600
      40,000  Rural Cellular Corp., Cl. A+ .....................      1,769,200
     440,000  Sprint Nextel Corp. ..............................      2,943,600
      65,000  Telephone & Data Systems Inc. ....................      2,552,550
      60,000  Telephone & Data Systems Inc., Special ...........      2,238,000
     119,000  United States Cellular Corp.+ ....................      6,545,000
       6,000  Virgin Mobile USA Inc., Cl. A+ ...................         12,180
                                                                  -------------
                                                                     26,832,930
                                                                  -------------
              TOTAL WIRELESS
                 TELECOMMUNICATIONS SERVICES ...................     78,270,124
                                                                  -------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------
              OTHER -- 20.1%
              ASIA/PACIFIC -- 0.3%
      38,000  ABC Communications Holdings Ltd. .................  $       2,832
      19,065  Austar United Communications Ltd.+ ...............         23,086
     100,000  Champion Technology Holdings Ltd. ................         16,961
      10,000  China Education Ltd.+ ............................          3,655
      70,000  CP Pokphand Co. Ltd., ADR+ .......................         85,442
      26,000  Himachal Futuristic Communications Ltd.,
                 GDR+ (a)(c) ...................................         47,835
      50,000  Hutchison Whampoa Ltd. ...........................        473,168
     300,000  Time Engineering Berhad+ .........................         36,111
                                                                  -------------
                                                                        689,090
                                                                  -------------
              EUROPE -- 1.9%
      20,000  Alcatel-Lucent, ADR ..............................        115,200
       1,500  British Sky Broadcasting Group plc, ADR ..........         66,450
       3,600  Carlisle Group Ltd.+ .............................          6,180
       6,744  Cockleshell Ltd.+ ................................          7,830
       3,000  E.ON AG ..........................................        555,375
      59,500  G4S plc ..........................................        268,941
      96,000  GN Store Nord A/S+ ...............................        479,654
       3,200  L. M. Ericsson Telephone Co., Cl. B, ADR .........         62,880
      28,000  Nokia Oyj, ADR ...................................        891,240
      15,428  Seat Pagine Gialle SpA ...........................          2,670
         900  Shellshock Ltd.+ .................................          1,188
         750  Siemens AG, ADR ..................................         81,705
       5,852  Telecom Italia Media SpA+ ........................          1,289
      25,000  Telegraaf Media Groep NV .........................        809,113
       6,000  ThyssenKrupp AG ..................................        343,285
      15,000  TNT NV, ADR ......................................        559,270
       1,000  Via Net.Works Inc.+ ..............................             20
      14,085  Zon Multimedia Servicos de Telecomunicacoes
                 e Multimedia SGPS SA ..........................        166,998
       9,578  Zon Multimedia Servicos de Telecomunicacoes
                 e Multimedia SGPS SA, ADR (a) .................        113,978
                                                                  -------------
                                                                      4,533,266
                                                                  -------------
              JAPAN -- 0.4%
      75,000  The Furukawa Electric Co. Ltd. ...................        242,275
      27,000  Tokyo Broadcasting System Inc. ...................        644,663
                                                                  -------------
                                                                        886,938
                                                                  -------------
              LATIN AMERICA -- 0.2%
       9,000  BB Holdings Ltd.+ ................................         46,125
       1,400  Claxson Interactive Group Inc.+ ..................         17,640
      25,693  Contax Participacoes SA, ADR .....................         28,029
      20,200  Grupo Televisa SA, ADR ...........................        489,648
                                                                  -------------
                                                                        581,442
                                                                  -------------
              NORTH AMERICA -- 17.3%
      80,000  Adelphia Communications Corp., Cl. A+ (c) ........              0
      80,000  Adelphia Communications Corp., Cl. A,
                 Escrow+ (c) ...................................              0
      80,000  Adelphia Recovery Trust+ (c) .....................              0

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------

              COMMON STOCKS (CONTINUED)
              OTHER (CONTINUED)
              NORTH AMERICA (CONTINUED)
       2,000  America Online Latin America Inc., Cl. A+ (c) ....  $           4
       2,000  Amphenol Corp., Cl. A ............................         74,500
     140,000  Cablevision Systems Corp., Cl. A+ ................      3,000,200
      50,000  California Micro Devices Corp.+ ..................        147,000
      23,566  CanWest Global Communications Corp.+ .............        235,660
      35,434  CanWest Global Communications Corp., Cl. A+ ......        167,426
     570,000  Charter Communications Inc., Cl. A+ ..............        485,640
     116,000  Clear Channel Communications Inc. ................      3,389,520
      10,000  Cogeco Inc. ......................................        297,141
     140,000  Comcast Corp., Cl. A, Special ....................      2,655,800
       4,000  Convergys Corp.+ .................................         60,240
      42,000  Discovery Holding Co., Cl. A+ ....................        891,240
      90,000  DISH Network Corp., Cl. A+ .......................      2,585,700
      18,000  EchoStar Corp., Cl. A+ ...........................        531,720
       6,000  Fisher Communications Inc.+ ......................        186,960
     350,000  Gemstar-TV Guide International Inc.+ .............      1,645,000
       1,000  Geoworks Corp.+ ..................................             65
       1,000  Google Inc., Cl. A+ ..............................        440,470
       8,250  Idearc Inc. ......................................         30,030
      45,000  IDT Corp.+ .......................................        150,300
      35,000  IDT Corp., Cl. B+ ................................        135,450
       1,600  JDS Uniphase Corp.+ ..............................         21,424
       1,000  L-3 Communications Holdings Inc. .................        109,340
      60,732  Liberty Global Inc., Cl. A+ ......................      2,069,747
      50,000  Liberty Global Inc., Cl. C+ ......................      1,624,000
      24,000  Liberty Media Corp. - Capital, Cl. A+ ............        377,760
      96,000  Liberty Media Corp. - Entertainment, Cl. A+ ......      2,173,440
      40,000  Liberty Media Corp. - Interactive, Cl. A+ ........        645,600
       1,000  Lockheed Martin Corp. ............................         99,300
      60,100  LSI Corp.+ .......................................        297,495
      18,000  Mediacom Communications Corp., Cl. A+ ............         77,940
      55,000  Motorola Inc. ....................................        511,500
       2,000  News Corp., Cl. A ................................         37,500
       2,000  News Corp., Cl. B ................................         38,080
      85,000  Nortel Networks Corp.+ ...........................        568,650
       2,524  Orbital Sciences Corp.+ ..........................         60,828
       3,000  R. H. Donnelley Corp.+ ...........................         15,180
       8,000  SCANA Corp. ......................................        292,640
       5,000  SJW Corp. ........................................        142,950
     370,000  The DIRECTV Group Inc.+ ..........................      9,172,300
      35,000  Time Warner Cable Inc., Cl. A+ ...................        874,300
     175,000  Time Warner Inc. .................................      2,453,500
       2,000  TiVo Inc.+ .......................................         17,520
       1,000  Vishay Intertechnology Inc.+ .....................          9,060
          47  Xanadoo Co.+ .....................................         20,680
      80,000  Yahoo! Inc.+ .....................................      2,314,400
                                                                  -------------
                                                                     41,135,200
                                                                  -------------
              TOTAL OTHER ......................................     47,825,936
                                                                  -------------
              TOTAL COMMON STOCKS ..............................    236,245,705
                                                                  -------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------

              RIGHTS -- 0.0%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES-- 0.0%
              ASIA/PACIFIC -- 0.0%
     315,789  True Corp. plc, expire 04/03/08+ (c) .............  $           0
                                                                  -------------
              WARRANTS -- 0.6%
              WIRELESS TELECOMMUNICATIONS SERVICES-- 0.6%
              ASIA/PACIFIC -- 0.6%
      75,000  Bharti Airtel Ltd., expire 12/15/16+ (a) .........      1,531,245
                                                                  -------------
              OTHER -- 0.0%
              ASIA/PACIFIC -- 0.0%
      20,000  Champion Tech, expire 4/16/09 ....................              0
                                                                  -------------
              TOTAL WARRANTS ...................................      1,531,245
                                                                  -------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $169,707,760) ...........................  $ 237,776,950
                                                                  =============
              Aggregate book cost ..............................  $ 169,707,760
                                                                  =============
              Gross unrealized appreciation ....................  $  89,160,971
              Gross unrealized depreciation ....................    (21,091,781)
                                                                  -------------
              Net unrealized appreciation/depreciation .........  $  68,069,190
                                                                  =============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $3,019,187 or 1.27% of total investments.

(b) At March 31, 2008, the Fund held investments in restricted and illiquid securities amounting to $1,181,301 or 0.50% of total investments, which was valued under methods approved by the Board of Directors, as follows:

                                                                                        03/31/08
 ACQUISITION                                                                            CARRYING
   SHARES/                                                 ACQUISITION   ACQUISITION     VALUE
    UNITS     ISSUER                                           DATE          COST       PER UNIT
------------  ------------------------------------------   -----------   -----------   ---------
      39,371  Bell Aliant Regional Communications
                 Income Fund ...........................     12/29/06     $ 726,607    $ 29.9900
       8,075  Thai Telephone & Telecom, GDR ............     03/31/94       100,542       0.0700

(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $1,228,575 or 0.52% of total investments.

+     Non-income producing security.

ADR   American Depositary Receipt
BDR   Brazilian Depositary Receipt
GDR   Global Depositary Receipt

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                         INVESTMENTS IN
                                                           SECURITIES
      VALUATION INPUTS                                   (MARKET VALUE)
      ----------------                                   --------------
      Level 1 - Quoted Prices                            $  237,493,455
      Level 2 - Other Significant Observable Inputs             283,495
      Level 3 - Significant Unobservable Inputs                       0
                                                         --------------
      Total                                              $  237,776,950
                                                         ==============

----------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         INVESTMENTS IN
                                                           SECURITIES
                                                         (MARKET VALUE)
                                                         --------------
      BALANCE AS OF 12/31/07                                 $  14
      Accrued discounts/premiums                                --
      Realized gain (loss)                                      --
      Change in unrealized appreciation/depreciation           (14)
      Net purchases (sales)                                     --
      Transfers in and/or out of Level 3                        --
                                                             -----
      BALANCE AS OF 3/31/08                                  $   0
                                                             =====

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $24,201,456, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

                                             % OF
                                            MARKET       MARKET
            GEOGRAPHIC DIVERSIFICATION       VALUE       VALUE
            --------------------------      ------   -------------
            North America ...............    41.7%   $  99,149,117
            Europe ......................    33.4       79,480,306
            Latin America ...............    10.5       25,065,965
            Asia/Pacific ................    10.3       24,393,929
            Japan .......................     4.1        9,687,633
                                            -----    -------------
                                            100.0%   $ 237,776,950
                                            =====    =============

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND                        [LOGO]
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                     BOARD OF DIRECTORS

Mario J. Gabelli, CFA            John D. Gabelli
CHAIRMAN AND CHIEF               SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                GABELLI & COMPANY, INC.                   THE
GAMCO INVESTORS, INC.                                                      GAMCO
                                                                           GLOBAL
E. Val Cerutti                   Werner J. Roeder, MD                      TELECOMMUNICATIONS
CHIEF EXECUTIVE OFFICER          MEDICAL DIRECTOR                          FUND
CERUTTI CONSULTANTS, INC.        LAWRENCE HOSPITAL

Anthony J. Colavita              Anthonie C. van Ekris
ATTORNEY-AT-LAW                  CHAIRMAN
ANTHONY J. COLAVITA, P.C.        BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                Salvatore J. Zizza
FORMER CHAIRMAN AND              CHAIRMAN
CHIEF EXECUTIVE OFFICER          ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                          OFFICERS

Bruce N. Alpert                  Peter D. Goldstein
PRESIDENT AND SECRETARY          CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

------------------------------------------------------------------------
This report is submitted for the general information of the shareholders   FIRST QUARTER REPORT
of The GAMCO Global Telecommunications Fund. It is not authorized for            MARCH 31, 2008
distribution to prospective investors unless preceded or accompanied by an effective prospectus.
------------------------------------------------------------------------
GAB401Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.